EARNINGS (LOSS) PER SHARE (EPS) - Diluted (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allocated net income available to Common and Preferred shareholders
Net income (loss) available to owners of parent	R$ 2,303,868	R$ (359,360)	R$ (2,890,811)
Weighted - average number of shares outstanding
Earnings per share - Diluted (Common and Preferred Shares)	R$ 1.34	R$ (0.21)	R$ (1.70)
Common shares
Allocated net income available to Common and Preferred shareholders
Net income (loss) available to owners of parent	R$ 774,279	R$ (120,267)	R$ (969,954)
Adjustment to net income in respect to the potential increase in number of shares outstanding, as a result of options granted to acquire stock of Gerdau	(6,515)
Net income (loss) available to owners of parent including effects of dilutive shares	R$ 767,764
Weighted - average number of shares outstanding
Weighted-average number of shares outstanding	571,929,945
Preferred shares
Allocated net income available to Common and Preferred shareholders
Net income (loss) available to owners of parent	R$ 1,529,589	R$ (239,093)	R$ (1,920,857)
Adjustment to net income in respect to the potential increase in number of shares outstanding, as a result of options granted to acquire stock of Gerdau	6,515
Net income (loss) available to owners of parent including effects of dilutive shares	R$ 1,536,104
Weighted - average number of shares outstanding
Weighted-average number of shares outstanding	1,129,851,598
Potential increase in number of preferred shares outstanding in respect of stock option plan	14,440,860
Total	1,144,292,458